Convertible note (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 05, 2024	Jun. 29, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Original issue discount			$ 140,000
Stock based compensation			6,325,187
Gain on debt extinguishment			298,213	$ 0	$ 0
Top [Member]
Maximum Monthly Redemption Payment Obligation	$ 300,000
Bottom [Member]
Minimum Monthly Redemption Payment Obligation	150,000
Exchange agreement [Member]
Note payble	1,525,213
Exchange fee	300,000
Remaining outstanding balance	$ 1,225,213
Gain on debt extinguishment			298,213
Description of forbearance agreement	increase by 0.5% as of such fifth day. The Streeterville shall have the right to increase the balance of the September 2024 Exchange Note by 10% for a major trigger event and 5% for a minor trigger event as defined in the Exchange Agreement, with an aggregate of 25% as the maximum increase in the outstanding balance
Streeterville Capital LLC [Member]
Gross proceeds		$ 2,000,000
Original issue discount			$ 140,000
Pincipal amount		$ 2,160,000
Interest rate			7.00%
Streeterville's fees			$ 20,000
Fair value			198,000	1,727,694
Stock based compensation			$ 610,227	$ 0
Note prepayment terms, description			The Company may prepay all or a portion of the Note at any time by paying 105% of the outstanding balance elected for pre-payment
Converted common shares			8,899,354	339,183
Loss of change in fair value of convertible note			$ 504,006	$ 165,704
Fair value of convertible notes			$ 2,060,000	$ 438,000